Segment Reporting (Details) - Schedule of reportable business segments - USD ($)		3 Months Ended			9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues		$ 674,518	$ 252,940	$ 252,940	$ 963,838	$ 356,770	$ 658,432	$ 602,636
Depreciation and amortization:
Depreciation and amortization		28,933		2,655	33,878	11,141
Interest expense:
Interest expense		29,900	274,966	274,966	73,449	732,547	751,184	343,078
Net (loss) income:
Net (loss) income		(490,777)	$ 480,396	480,396	(5,933,775)	(2,619,752)	$ (4,434,443)	$ (7,240,740)
C-Bond [Member]
Revenues:
Revenues		80,878		252,940	370,198	356,770
Depreciation and amortization:
Depreciation and amortization		2,472		2,655	7,417	11,141
Interest expense:
Interest expense				34	1,372	307
Net (loss) income:
Net (loss) income		(325,016)		(478,924)	(1,304,798)	1,846,709
Mobile Tint [Member]
Revenues:
Revenues		593,640			593,640
Depreciation and amortization:
Depreciation and amortization		26,461			26,461
Interest expense:
Interest expense		1,253			1,253
Net (loss) income:
Net (loss) income		170,753			170,753
Other Segments [Member]
Interest expense:
Interest expense	[1]	28,647		274,932	70,824	732,240
Net (loss) income:
Net (loss) income	[1]	$ (336,514)		$ 959,320	$ (4,799,730)	$ (773,043)

[1]	The Company does not allocate any general and administrative expense of its holding company activities to its reportable segments, because these activities are managed at the corporate level.